Annual Total Returns- Thrivent Diversified Income Plus Fund (Class A) [BarChart] - Class A - Thrivent Diversified Income Plus Fund - Class A	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	1.78%	14.08%	10.40%	3.54%	(0.62%)	6.70%	8.98%	(3.10%)	13.12%	6.67%